Third Quarter Report
September 30, 2023 (Unaudited)
Columbia Variable Portfolio – Intermediate Bond Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Agency 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States Small Business Administration
Series 2014-20I Class 1
09/01/2034	2.920%	108,699	98,012
Total Asset-Backed Securities — Agency (Cost $110,211)			98,012

Asset-Backed Securities — Non-Agency 17.7%

ACM Auto Trust(a)
Series 2023-2A Class A
06/20/2030	7.970%	10,175,444	10,181,988
Affirm Asset Securitization Trust(a)
Series 2022-A Class 1A
05/17/2027	4.300%	4,500,000	4,406,967
Series 2023-A Class A
01/18/2028	6.610%	10,000,000	10,032,139
Series 2023-B Class A
09/15/2028	6.820%	11,700,000	11,717,687
Ares XLVI CLO Ltd.(a),(b)
Series 2017-46A Class B1
3-month Term SOFR + 1.612% Floor 1.350% 01/15/2030	6.920%	18,020,000	17,778,929
Bain Capital Credit CLO Ltd.(a),(b)
Series 2018-1A Class B
3-month Term SOFR + 1.662% 04/23/2031	7.007%	22,300,000	21,861,025
Series 2020-3A Class DR
3-month Term SOFR + 3.512% Floor 3.250% 10/23/2034	8.857%	5,000,000	4,807,520
Series 2020-4A Class D
3-month Term SOFR + 4.512% Floor 4.250% 10/20/2033	9.838%	7,000,000	7,002,380
Carlyle Group LP(a),(b)
Series 2017-5A Class A2
3-month Term SOFR + 1.662% 01/20/2030	6.988%	12,000,000	11,801,928
Cent CLO Ltd.(a),(b)
Series 2018-C17A Class A2R
3-month Term SOFR + 1.862% Floor 1.600% 04/30/2031	7.231%	21,000,000	20,814,570
Conn’s Receivables Funding LLC(a)
Series 2023-A Class A
01/17/2028	8.010%	3,310,240	3,317,191
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dryden CLO Ltd.(a),(b)
Series 2018-57A Class B
3-month Term SOFR + 1.612% Floor 1.350% 05/15/2031	6.976%	14,617,500	14,345,351
DT Auto Owner Trust(a)
Series 2023-2A Class A
04/15/2027	5.880%	8,770,467	8,743,471
Exeter Automobile Receivables Trust
Subordinated Series 2023-3A Class B
09/15/2027	6.110%	4,100,000	4,085,988
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2022-1A-B Class B
05/15/2026	2.840%	6,650,000	6,540,802
Goldentree Loan Opportunities XI Ltd.(a),(b)
Series 2015-11A Class BR2
3-month Term SOFR + 1.612% 01/18/2031	6.922%	10,000,000	9,860,280
LendingPoint Asset Securitization Trust(a)
Subordinated Series 2022-A Class C
06/15/2029	2.820%	5,390,000	5,279,539
LL ABS Trust(a)
Series 2021-1A Class A
05/15/2029	1.070%	1,135,587	1,113,089
LP LMS Asset Securitization Trust(a)
Series 2021-2A Class A
01/15/2029	1.750%	2,416,588	2,380,512
Lucali CLO Ltd.(a),(b)
Series 2020-1A Class D
3-month Term SOFR + 3.862% Floor 3.600% 01/15/2033	9.170%	9,750,000	9,561,006
Madison Park Funding XLVII Ltd.(a),(b)
Series 2020-47A Class D
3-month Term SOFR + 4.362% Floor 4.000% 01/19/2034	9.582%	13,175,000	13,177,912
Madison Park Funding XXVII Ltd.(a),(b)
Series 2018-27A Class A2
3-month Term SOFR + 1.612% 04/20/2030	6.938%	11,300,000	11,131,517
Marlette Funding Trust(a)
Series 2020-2A Class D
09/16/2030	4.650%	1,986,258	1,961,130
Series 2023-2A Class A
06/15/2033	6.040%	6,073,552	6,053,246
Subordinated Series 2022-2A Class C
08/15/2032	6.140%	5,089,000	5,002,579
2	Columbia Variable Portfolio – Intermediate Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2023 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Octagon Investment Partners 35 Ltd.(a),(b)
Series 2018-1A Class A2
3-month Term SOFR + 1.662% Floor 1.400% 01/20/2031	6.988%	20,375,000	20,066,706
Octagon Investment Partners XXII Ltd.(a),(b)
Series 2014-1A Class BRR
3-month Term SOFR + 1.712% Floor 1.450% 01/22/2030	7.057%	45,625,000	45,291,162
Oportun Issuance Trust(a)
Series 2021-B Class A
05/08/2031	1.470%	27,500,000	25,176,379
Subordinated Series 2021-B Class B
05/08/2031	1.960%	3,065,000	2,780,178
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A Class D2R
3-month Term SOFR + 7.512% Floor 7.250% 10/22/2030	12.857%	1,962,500	1,777,193
OZLM XXI(a),(b)
Series 2017-21A Class A2
3-month Term SOFR + 1.712% 01/20/2031	7.038%	20,000,000	19,782,020
Pagaya AI Debt Selection Trust(a)
Series 2021-3 Class A
05/15/2029	1.150%	1,753,356	1,747,270
Series 2021-5 Class A
08/15/2029	1.530%	2,757,785	2,721,035
Subordinated Series 2021-3 Class B
05/15/2029	1.740%	9,049,507	8,847,403
Subordinated Series 2021-5 Class B
08/15/2029	2.630%	10,998,704	10,408,197
Pagaya AI Debt Trust(a)
Series 2022-1 Class A
10/15/2029	2.030%	6,125,406	6,005,660
Series 2022-2 Class A
01/15/2030	4.970%	4,163,234	4,124,214
Series 2023-1 Class A
07/15/2030	7.556%	11,847,199	11,907,775
Series 2023-3 Class A
12/16/2030	7.600%	14,768,378	14,868,639
Series 2023-6 Class A
06/16/2031	7.128%	22,000,000	22,033,488
Subordinated Series 2022-1 Class B
10/15/2029	3.344%	16,697,792	15,648,684
Subordinated Series 2022-3 Class B
03/15/2030	8.050%	8,999,127	8,994,273
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2023-6 Class B
06/16/2031	7.464%	12,000,000	12,015,092
Pagaya AI Debt Trust(a),(c)
Subordinated Series 2023-5 Class AB
04/15/2031	7.277%	13,000,000	13,067,432
PAGAYA AI Debt Trust(a),(c)
Subordinated Series 2022-3 Class AB
03/15/2030	6.476%	2,975,422	2,965,407
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	5,575,785	4,973,795
RR 3 Ltd.(a),(b)
Series 2014-14A Class A2R2
3-month Term SOFR + 1.662% Floor 1.400% 01/15/2030	6.970%	28,000,000	27,725,292
Santander Revolving Auto Loan Trust(a)
Series 2019-A Class A
01/26/2032	2.510%	6,992,000	6,695,456
Stewart Park CLO Ltd.(a),(b)
Series 2017-1A Class BR
3-month Term SOFR + 1.632% Floor 1.370% 01/15/2030	6.940%	11,171,429	11,008,661
Upstart Pass-Through Trust(a)
Series 2020-ST6 Class A
01/20/2027	3.000%	2,051,245	2,010,272
Series 2021-ST1 Class A
02/20/2027	2.750%	2,961,100	2,883,664
Series 2021-ST10 Class A
01/20/2030	2.250%	5,834,863	5,685,572
Upstart Securitization Trust(a)
Series 2021-3 Class A
07/20/2031	0.830%	190,206	189,604
Series 2021-4 Class A
09/20/2031	0.840%	2,231,321	2,213,824
Series 2023-1 Class A
02/20/2033	6.590%	4,993,269	4,977,852
Series 2023-2 Class A
06/20/2033	6.770%	10,628,695	10,541,951
Subordinated Series 2021-3 Class B
07/20/2031	1.660%	9,050,000	8,856,491
Subordinated Series 2021-4 Class B
09/20/2031	1.840%	11,370,000	10,930,348

Columbia Variable Portfolio – Intermediate Bond Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2023 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Westlake Automobile Receivables Trust(a)
Series 2023-3A Class A3
05/17/2027	5.820%	7,200,000	7,184,115
Total Asset-Backed Securities — Non-Agency (Cost $587,746,857)			579,063,850

Commercial Mortgage-Backed Securities - Agency 1.4%

Federal National Mortgage Association(c)
Series 2017-M15 Class ATS2
11/25/2027	3.205%	44,738,541	41,327,898
FRESB Mortgage Trust(c)
Series 2018-SB45 Class A10F (FHLMC)
11/25/2027	3.160%	6,127,068	5,734,905
Total Commercial Mortgage-Backed Securities - Agency (Cost $51,120,744)			47,062,803

Commercial Mortgage-Backed Securities - Non-Agency 6.2%

American Homes 4 Rent Trust(a)
Series 2014-SFR3 Class A
12/17/2036	3.678%	2,099,740	2,048,924
BAMLL Commercial Mortgage Securities Trust(a),(c)
Series 2013-WBRK Class A
03/10/2037	3.652%	5,550,000	4,788,670
BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class E
1-month Term SOFR + 2.364% Floor 2.250% 10/15/2037	7.697%	10,581,000	10,175,640
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class A
1-month Term SOFR + 1.364% Floor 1.250% 07/15/2035	6.697%	5,000,000	4,968,748
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class E
1-month Term SOFR + 2.447% Floor 2.400% 06/15/2035	7.847%	6,310,000	6,068,749
Subordinated Series 2018-PRME Class D
1-month Term SOFR + 1.847% Floor 1.925% 06/15/2035	7.247%	6,950,000	6,746,558
CLNY Trust(a),(b)
Subordinated Series 2019-IKPR Class E
1-month Term SOFR + 2.721% Floor 2.721% 11/15/2038	8.163%	14,900,000	13,654,633
COMM Mortgage Trust(a),(c)
Subordinated Series 2020-CBM Class E
02/10/2037	3.754%	10,950,000	10,016,417
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Series 2014-USA Class A2
09/15/2037	3.953%	15,735,000	13,427,083
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	19,065,000	10,165,767
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	16,000,000	6,464,890
Extended Stay America Trust(a),(b)
Series 2021-ESH Class D
1-month Term SOFR + 2.364% Floor 2.250% 07/15/2038	7.697%	9,504,876	9,350,396
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	10,901,000	3,541,844
Morgan Stanley Capital I Trust(a),(c)
Series 2019-MEAD Class E
11/10/2036	3.283%	13,400,000	10,545,949
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class C
1-month Term SOFR + 2.314% Floor 2.200% 01/15/2036	7.647%	6,600,000	5,780,891
Subordinated Series 2020-1NYP Class D
1-month Term SOFR + 2.864% Floor 2.750% 01/15/2036	8.197%	4,150,000	3,221,144
Progress Residential Trust(a)
Series 2020-SFR1 Class E
04/17/2037	3.032%	19,775,000	18,646,152
Series 2020-SFR3 Class A
10/17/2027	1.294%	7,938,519	7,223,426
Subordinated Series 2019-SFR3 Class F
09/17/2036	3.867%	2,775,000	2,686,396
Subordinated Series 2019-SFR4 Class F
10/17/2036	3.684%	1,735,000	1,670,469
Subordinated Series 2020-SFR2 Class E
06/17/2037	5.115%	5,900,000	5,746,371
SFO Commercial Mortgage Trust(a),(b)
Series 2021-555 Class A
1-month Term SOFR + 1.264% Floor 1.150% 05/15/2038	6.597%	22,000,000	19,964,474
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class B
1-month Term SOFR + 1.297% Floor 1.250% 02/15/2032	6.629%	10,469,000	10,282,768

4	Columbia Variable Portfolio – Intermediate Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2023 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2021-FCMT Class A
1-month Term SOFR + 1.314% Floor 1.200% 05/15/2031	6.647%	6,250,000	5,972,090
Subordinated Series 2017-SMP Class C
1-month Term SOFR + 1.372% Floor 1.200% 12/15/2034	6.704%	9,000,000	8,376,342
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $239,706,146)			201,534,791

Convertible Bonds 0.0%

Cable and Satellite 0.0%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	721,000	433,321
Total Convertible Bonds (Cost $694,933)			433,321

Corporate Bonds & Notes(d) 25.0%

Aerospace & Defense 1.1%
Boeing Co. (The)
08/01/2059	3.950%	14,665,000	9,620,439
05/01/2060	5.930%	4,933,000	4,438,006
Bombardier, Inc.(a)
04/15/2027	7.875%	645,000	629,250
Howmet Aerospace, Inc.
01/15/2029	3.000%	1,057,000	895,099
L3Harris Technologies, Inc.
07/31/2033	5.400%	2,447,000	2,351,976
Raytheon Technologies Corp.
03/15/2032	2.375%	8,699,000	6,701,082
02/27/2033	5.150%	6,944,000	6,572,728
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	597,000	607,574
TransDigm, Inc.(a)
03/15/2026	6.250%	2,584,000	2,548,631
08/15/2028	6.750%	618,000	609,080
Total			34,973,865
Agencies 0.0%
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	331,000	331,754
Airlines 0.2%
Air Canada(a)
08/15/2026	3.875%	358,000	325,029
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Airlines, Inc.(a)
07/15/2025	11.750%	600,000	645,000
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	2,014,985	1,970,401
04/20/2029	5.750%	950,779	884,005
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	1,042,121	937,919
United Airlines, Inc.(a)
04/15/2026	4.375%	683,000	632,016
04/15/2029	4.625%	389,000	334,668
Total			5,729,038
Automotive 0.3%
Clarios Global LP/US Finance Co.(a)
05/15/2028	6.750%	605,000	590,459
Ford Motor Co.
02/12/2032	3.250%	864,000	664,487
01/15/2043	4.750%	1,691,000	1,233,745
Ford Motor Credit Co. LLC
11/13/2025	3.375%	325,000	301,460
06/10/2026	6.950%	338,000	337,578
01/09/2027	4.271%	934,000	863,374
08/17/2027	4.125%	334,000	304,206
11/04/2027	7.350%	294,000	299,921
02/16/2028	2.900%	368,000	312,760
02/10/2029	2.900%	2,326,000	1,910,225
06/10/2030	7.200%	170,000	170,884
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	220,000	213,129
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	424,000	415,003
05/15/2027	8.500%	907,000	903,081
ZF North America Capital, Inc.(a)
04/14/2030	7.125%	226,000	221,616
Total			8,741,928
Banking 6.8%
Ally Financial, Inc.
05/21/2024	3.875%	125,000	122,550
Subordinated
11/20/2025	5.750%	2,038,000	1,983,084
Bank of America Corp.(e)
07/23/2031	1.898%	22,915,000	17,401,855
10/20/2032	2.572%	26,334,000	20,218,305
02/04/2033	2.972%	18,020,000	14,210,899
Subordinated
09/21/2036	2.482%	1,348,000	985,311
Citigroup, Inc.(e)
06/03/2031	2.572%	4,618,000	3,681,132
01/25/2033	3.057%	12,760,000	10,055,598

Columbia Variable Portfolio – Intermediate Bond Fund | Third Quarter Report 2023	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Goldman Sachs Group, Inc. (The)(e)
10/21/2032	2.650%	12,753,000	9,856,810
HSBC Holdings PLC(e)
05/24/2032	2.804%	13,166,000	10,195,805
11/22/2032	2.871%	18,238,000	14,020,175
JPMorgan Chase & Co.(e)
10/15/2030	2.739%	7,987,000	6,677,164
04/22/2032	2.580%	21,727,000	17,135,157
11/08/2032	2.545%	17,701,000	13,697,581
Morgan Stanley(e)
07/21/2032	2.239%	4,533,000	3,417,403
10/20/2032	2.511%	20,090,000	15,345,365
07/21/2034	5.424%	2,699,000	2,549,715
Subordinated
09/16/2036	2.484%	1,860,000	1,359,207
PNC Financial Services Group, Inc. (The)(e)
06/12/2029	5.582%	10,150,000	9,850,462
US Bancorp(e)
06/12/2034	5.836%	2,951,000	2,779,877
Wells Fargo & Co.(e)
07/25/2029	5.574%	4,420,000	4,311,637
10/30/2030	2.879%	609,000	506,884
02/11/2031	2.572%	30,129,000	24,355,729
07/25/2034	5.557%	17,511,000	16,593,625
Total			221,311,330
Brokerage/Asset Managers/Exchanges 0.1%
AG Issuer LLC(a)
03/01/2028	6.250%	350,000	327,006
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	357,000	359,579
Hightower Holding LLC(a)
04/15/2029	6.750%	364,000	312,749
NFP Corp.(a)
08/15/2028	4.875%	366,000	322,280
08/15/2028	6.875%	1,517,000	1,300,148
10/01/2030	7.500%	401,000	384,471
10/01/2031	8.500%	206,000	206,255
Total			3,212,488
Building Materials 0.1%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	888,000	787,065
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	670,000	627,549
08/01/2030	6.500%	203,000	196,925
SRS Distribution, Inc.(a)
07/01/2028	4.625%	636,000	550,014
07/01/2029	6.125%	385,000	328,215
12/01/2029	6.000%	515,000	434,424
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Standard Industries, Inc.(a)
01/15/2028	4.750%	1,143,000	1,030,955
White Cap Buyer LLC(a)
10/15/2028	6.875%	984,000	868,027
Total			4,823,174
Cable and Satellite 1.2%
CCO Holdings LLC/Capital Corp.(a)
02/01/2028	5.000%	1,069,000	970,405
03/01/2030	4.750%	626,000	526,463
08/15/2030	4.500%	1,435,000	1,177,050
02/01/2031	4.250%	459,000	365,507
02/01/2032	4.750%	552,000	441,635
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	2,042,000	1,602,582
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	4,412,000	3,365,859
12/01/2061	4.400%	8,887,000	5,439,775
06/30/2062	3.950%	10,478,000	5,923,497
04/01/2063	5.500%	4,975,000	3,668,484
CSC Holdings LLC(a)
02/01/2028	5.375%	789,000	643,784
01/15/2030	5.750%	722,000	404,272
12/01/2030	4.125%	1,466,000	1,037,598
12/01/2030	4.625%	284,000	151,173
11/15/2031	5.000%	877,000	471,230
DIRECTV Holdings LLC/Financing Co., Inc.(a)
08/15/2027	5.875%	256,000	226,440
DISH DBS Corp.
07/01/2026	7.750%	466,000	349,118
06/01/2029	5.125%	1,327,000	733,037
DISH Network Corp.(a)
11/15/2027	11.750%	1,614,000	1,619,555
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	672,000	509,278
09/15/2028	6.500%	216,000	114,065
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	552,000	493,126
08/01/2027	5.000%	1,347,000	1,230,273
07/01/2030	4.125%	266,000	212,971
Videotron Ltd.(a)
06/15/2029	3.625%	3,204,000	2,692,498
Virgin Media Finance PLC(a)
07/15/2030	5.000%	671,000	528,991
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	566,000	504,841
VZ Secured Financing BV(a)
01/15/2032	5.000%	901,000	709,699
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	432,000	323,219

6	Columbia Variable Portfolio – Intermediate Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	419,000	383,308
Ziggo BV(a)
01/15/2030	4.875%	896,000	730,634
Total			37,550,367
Chemicals 0.3%
Avient Corp.(a)
08/01/2030	7.125%	343,000	336,938
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	390,000	324,101
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	555,000	515,757
Cheever Escrow Issuer LLC(a)
10/01/2027	7.125%	398,000	369,720
Element Solutions, Inc.(a)
09/01/2028	3.875%	732,000	631,549
HB Fuller Co.
10/15/2028	4.250%	600,000	528,796
Herens Holdco Sarl(a)
05/15/2028	4.750%	791,000	613,850
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	845,000	801,135
INEOS Quattro Finance 2 Plc(a)
01/15/2026	3.375%	571,000	523,106
Ingevity Corp.(a)
11/01/2028	3.875%	534,000	440,174
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	535,000	514,040
Iris Holdings, Inc.(a),(f)
02/15/2026	8.750%	323,000	290,178
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	442,000	360,112
11/15/2028	9.750%	690,000	689,045
10/01/2029	6.250%	618,000	486,399
SPCM SA(a)
03/15/2027	3.125%	228,000	201,086
Unifrax Escrow Issuer Corp.(a)
09/30/2028	5.250%	202,000	143,848
WR Grace Holdings LLC(a)
06/15/2027	4.875%	816,000	747,549
08/15/2029	5.625%	1,174,000	946,926
03/01/2031	7.375%	107,000	103,334
Total			9,567,643
Construction Machinery 0.3%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	2,256,000	1,928,235
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Herc Holdings, Inc.(a)
07/15/2027	5.500%	162,000	153,150
John Deere Capital Corp.
07/14/2028	4.950%	6,202,000	6,114,251
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	1,928,000	1,923,233
03/15/2031	7.750%	226,000	229,416
Total			10,348,285
Consumer Cyclical Services 0.2%
APX Group, Inc.(a)
07/15/2029	5.750%	171,000	144,271
Arches Buyer, Inc.(a)
06/01/2028	4.250%	932,000	795,514
12/01/2028	6.125%	635,000	515,337
Match Group, Inc.(a)
12/15/2027	5.000%	451,000	415,620
06/01/2028	4.625%	1,406,000	1,261,243
Uber Technologies, Inc.(a)
05/15/2025	7.500%	315,000	316,938
09/15/2027	7.500%	424,000	427,446
01/15/2028	6.250%	940,000	919,463
08/15/2029	4.500%	1,999,000	1,789,910
Total			6,585,742
Consumer Products 0.2%
Acushnet Co.(a),(g)
10/15/2028	7.375%	78,000	78,625
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	1,304,000	1,255,789
Mattel, Inc.(a)
12/15/2027	5.875%	380,000	368,804
Mattel, Inc.
10/01/2040	6.200%	1,049,000	929,694
Newell Brands, Inc.
09/15/2027	6.375%	137,000	130,657
09/15/2029	6.625%	194,000	185,321
Newell, Inc.
04/01/2026	4.700%	916,000	863,152
Prestige Brands, Inc.(a)
01/15/2028	5.125%	470,000	437,797
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	135,000	103,873
Spectrum Brands, Inc.(a)
10/01/2029	5.000%	409,000	369,583
07/15/2030	5.500%	130,000	118,274
Total			4,841,569

Columbia Variable Portfolio – Intermediate Bond Fund | Third Quarter Report 2023	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diversified Manufacturing 0.2%
Chart Industries, Inc.(a)
01/01/2030	7.500%	234,000	235,201
01/01/2031	9.500%	80,000	85,088
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	887,000	856,075
Gates Global LLC/Co.(a)
01/15/2026	6.250%	1,204,000	1,174,809
Madison IAQ LLC(a)
06/30/2028	4.125%	654,000	563,821
06/30/2029	5.875%	407,000	327,568
Resideo Funding, Inc.(a)
09/01/2029	4.000%	631,000	518,019
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	571,000	524,994
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	770,000	772,199
06/15/2028	7.250%	1,939,000	1,952,323
Total			7,010,097
Electric 1.3%
AEP Texas, Inc.
01/15/2050	3.450%	5,325,000	3,430,846
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	895,000	801,739
02/15/2031	3.750%	760,000	599,494
01/15/2032	3.750%	797,000	606,725
Duke Energy Corp.
08/15/2052	5.000%	3,773,000	3,131,879
Edison International
11/15/2028	5.250%	5,951,000	5,725,520
Emera US Finance LP
06/15/2046	4.750%	13,116,000	9,685,187
FirstEnergy Corp.
03/01/2050	3.400%	1,926,000	1,196,886
Georgia Power Co.
03/15/2042	4.300%	2,282,000	1,827,545
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	631,000	617,578
09/15/2027	4.500%	1,965,000	1,779,607
NRG Energy, Inc.
01/15/2028	5.750%	279,000	261,535
NRG Energy, Inc.(a)
02/15/2029	3.375%	322,000	259,887
06/15/2029	5.250%	537,000	473,781
02/15/2031	3.625%	1,125,000	853,377
02/15/2032	3.875%	438,000	328,510
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pacific Gas and Electric Co.
07/01/2050	4.950%	10,250,000	7,652,140
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	895,000	812,289
01/15/2030	4.750%	731,000	623,995
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	345,000	326,844
05/01/2029	4.375%	1,617,000	1,390,103
10/15/2031	7.750%	419,000	412,787
Total			42,798,254
Environmental 0.1%
Clean Harbors, Inc.(a)
02/01/2031	6.375%	66,000	64,156
GFL Environmental, Inc.(a)
08/01/2025	3.750%	735,000	697,860
12/15/2026	5.125%	481,000	458,149
08/01/2028	4.000%	612,000	534,746
06/15/2029	4.750%	402,000	356,321
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	907,000	848,107
Total			2,959,339
Finance Companies 0.2%
Navient Corp.
06/25/2025	6.750%	668,000	657,902
03/15/2027	5.000%	423,000	380,225
OneMain Finance Corp.
01/15/2027	3.500%	1,056,000	904,278
01/15/2029	9.000%	244,000	243,029
09/15/2030	4.000%	282,000	211,812
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	471,000	420,822
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	968,000	799,717
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%	3,273,000	2,476,214
Springleaf Finance Corp.
03/15/2024	6.125%	221,000	220,133
11/15/2029	5.375%	26,000	21,768
Total			6,335,900
Food and Beverage 0.9%
Bacardi Ltd.(a)
05/15/2048	5.300%	12,645,000	10,907,471
Constellation Brands, Inc.
05/01/2033	4.900%	7,268,000	6,751,026
Darling Ingredients, Inc.(a)
06/15/2030	6.000%	429,000	406,480

8	Columbia Variable Portfolio – Intermediate Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	2,082,000	2,015,446
Grupo Bimbo SAB de CV(a)
06/27/2024	3.875%	2,256,000	2,222,080
Lamb Weston Holdings, Inc.(a)
01/31/2030	4.125%	375,000	320,572
01/31/2032	4.375%	373,000	312,629
Pilgrim’s Pride Corp.(a)
09/30/2027	5.875%	971,000	985,830
Post Holdings, Inc.(a)
03/01/2027	5.750%	940,000	902,513
01/15/2028	5.625%	550,000	520,672
09/15/2031	4.500%	897,000	746,987
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	1,040,000	888,954
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	1,005,000	824,753
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	409,000	334,624
US Foods, Inc.(a)
09/15/2028	6.875%	209,000	208,569
02/15/2029	4.750%	535,000	478,233
06/01/2030	4.625%	377,000	327,760
01/15/2032	7.250%	195,000	194,802
Total			29,349,401
Gaming 0.4%
Boyd Gaming Corp.(a)
06/15/2031	4.750%	589,000	499,933
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	1,518,000	1,286,974
02/15/2030	7.000%	666,000	647,706
Churchill Downs, Inc.(a)
01/15/2028	4.750%	630,000	568,406
05/01/2031	6.750%	203,000	192,072
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	924,000	920,783
07/01/2025	6.250%	1,994,000	1,968,450
07/01/2027	8.125%	1,167,000	1,172,588
International Game Technology PLC(a)
02/15/2025	6.500%	305,000	303,917
04/15/2026	4.125%	548,000	514,896
Light & Wonder International, Inc.(a)
09/01/2031	7.500%	89,000	87,987
MGM Resorts International
09/01/2026	4.625%	957,000	893,531
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	660,000	562,081
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Penn National Gaming, Inc.(a)
01/15/2027	5.625%		461,000	433,543
07/01/2029	4.125%		730,000	592,631
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%		1,148,000	990,692
Scientific Games International, Inc.(a)
11/15/2029	7.250%		644,000	630,896
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%		129,000	126,560
Wynn Resorts Finance LLC/Capital Corp.(a)
10/01/2029	5.125%		241,000	210,677
Total				12,604,323
Health Care 0.8%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%		233,000	217,233
04/15/2029	5.000%		692,000	622,407
AdaptHealth LLC(a)
08/01/2029	4.625%		121,000	93,170
03/01/2030	5.125%		733,000	569,735
Avantor Funding, Inc.(a)
07/15/2028	4.625%		574,000	523,364
11/01/2029	3.875%		1,000,000	855,414
Becton Dickinson Euro Finance SARL
08/13/2041	1.336%	EUR	1,145,000	714,100
Catalent Pharma Solutions, Inc.(a)
04/01/2030	3.500%		152,000	125,177
Charles River Laboratories International, Inc.(a)
03/15/2029	3.750%		423,000	363,697
03/15/2031	4.000%		128,000	108,238
CHS/Community Health Systems, Inc.(a)
04/15/2029	6.875%		489,000	260,516
05/15/2030	5.250%		1,600,000	1,219,048
CVS Health Corp.
03/25/2048	5.050%		2,500,000	2,076,935
GE HealthCare Technologies, Inc.
11/15/2027	5.650%		2,195,000	2,190,889
HCA, Inc.
03/15/2052	4.625%		11,108,000	8,334,259
IQVIA, Inc.(a)
05/15/2030	6.500%		200,000	196,360
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%		2,248,000	1,899,419
10/01/2029	5.250%		1,617,000	1,397,861
Select Medical Corp.(a)
08/15/2026	6.250%		800,000	781,633
Star Parent, Inc.(a)
10/01/2030	9.000%		234,000	236,469

Columbia Variable Portfolio – Intermediate Bond Fund | Third Quarter Report 2023	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tenet Healthcare Corp.
01/01/2026	4.875%	495,000	474,604
02/01/2027	6.250%	627,000	606,471
06/15/2028	4.625%	704,000	634,277
10/01/2028	6.125%	1,247,000	1,170,285
06/01/2029	4.250%	91,000	78,374
01/15/2030	4.375%	674,000	580,531
Total			26,330,466
Healthcare Insurance 0.7%
Aetna, Inc.
11/15/2042	4.125%	1,339,000	997,185
Centene Corp.
02/15/2030	3.375%	835,000	696,739
10/15/2030	3.000%	20,314,000	16,381,709
08/01/2031	2.625%	4,954,000	3,793,061
UnitedHealth Group, Inc.
02/15/2030	5.300%	1,968,000	1,954,253
Total			23,822,947
Home Construction 0.0%
Meritage Homes Corp.(a)
04/15/2029	3.875%	937,000	805,538
Shea Homes LP/Funding Corp.
02/15/2028	4.750%	577,000	516,946
Total			1,322,484
Independent Energy 0.4%
Baytex Energy Corp.(a)
04/30/2030	8.500%	339,000	342,253
Callon Petroleum Co.
07/01/2026	6.375%	1,124,000	1,102,455
Callon Petroleum Co.(a)
08/01/2028	8.000%	213,000	213,261
06/15/2030	7.500%	90,000	87,263
Centennial Resource Production LLC(a)
04/01/2027	6.875%	85,000	83,833
CNX Resources Corp.(a)
03/14/2027	7.250%	50,000	49,331
01/15/2029	6.000%	337,000	314,387
01/15/2031	7.375%	50,000	49,040
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	1,731,000	1,629,703
Comstock Resources, Inc.(a)
03/01/2029	6.750%	307,000	282,481
01/15/2030	5.875%	566,000	489,376
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	432,000	424,857
05/01/2029	5.000%	1,413,000	1,325,583
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hilcorp Energy I LP/Finance Co.(a)
02/01/2029	5.750%	571,000	516,521
04/15/2030	6.000%	334,000	300,643
04/15/2032	6.250%	231,000	205,041
Matador Resources Co.
09/15/2026	5.875%	914,000	882,271
Matador Resources Co.(a)
04/15/2028	6.875%	213,000	208,744
Occidental Petroleum Corp.
09/01/2030	6.625%	980,000	992,935
01/01/2031	6.125%	1,461,000	1,439,787
Permian Resources Operating LLC(a)
01/15/2032	7.000%	436,000	430,087
Southwestern Energy Co.
02/01/2029	5.375%	249,000	229,198
02/01/2032	4.750%	1,181,000	1,013,146
Total			12,612,196
Integrated Energy 0.1%
Cenovus Energy, Inc.
02/15/2052	3.750%	3,240,000	2,141,869
Leisure 0.3%
Carnival Corp.(a)
03/01/2026	7.625%	704,000	684,703
03/01/2027	5.750%	1,554,000	1,405,660
08/01/2028	4.000%	510,000	441,429
08/15/2029	7.000%	147,000	145,044
Carnival Holdings Bermuda Ltd.(a)
05/01/2028	10.375%	297,000	318,339
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op(a)
05/01/2025	5.500%	564,000	552,645
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
04/15/2027	5.375%	444,000	416,141
10/01/2028	6.500%	284,000	269,194
Cinemark USA, Inc.(a)
05/01/2025	8.750%	102,000	102,807
03/15/2026	5.875%	375,000	361,636
07/15/2028	5.250%	174,000	154,488
Live Nation Entertainment, Inc.(a)
03/15/2026	5.625%	448,000	430,334
NCL Corp., Ltd.(a)
02/15/2029	7.750%	91,000	84,472
NCL Finance Ltd.(a)
03/15/2028	6.125%	181,000	161,227

10	Columbia Variable Portfolio – Intermediate Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Royal Caribbean Cruises Ltd.(a)
07/01/2026	4.250%		964,000	882,229
08/31/2026	5.500%		600,000	566,214
07/15/2027	5.375%		235,000	217,150
01/15/2029	8.250%		431,000	446,384
01/15/2030	7.250%		453,000	449,000
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%		484,000	454,766
Viking Cruises Ltd.(a)
02/15/2029	7.000%		170,000	156,910
07/15/2031	9.125%		198,000	198,322
Total				8,899,094
Life Insurance 0.2%
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%		4,984,000	4,813,998
Voya Financial, Inc.
06/15/2046	4.800%		103,000	77,075
Total				4,891,073
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(a)
02/15/2032	3.625%		535,000	431,214
Media and Entertainment 1.1%
Cengage Learning, Inc.(a)
06/15/2024	9.500%		47,000	47,063
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%		613,000	489,410
09/15/2028	9.000%		318,000	315,206
06/01/2029	7.500%		1,070,000	819,047
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%		706,000	627,560
iHeartCommunications, Inc.
05/01/2026	6.375%		566,350	488,500
05/01/2027	8.375%		1,008,774	723,175
iHeartCommunications, Inc.(a)
08/15/2027	5.250%		439,000	348,134
01/15/2028	4.750%		764,000	580,872
Lamar Media Corp.
02/15/2028	3.750%		2,310,000	2,056,183
Meta Platforms, Inc.
05/15/2063	5.750%		6,879,000	6,479,322
Netflix, Inc.
05/15/2029	4.625%	EUR	2,175,000	2,318,825
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%		1,018,000	900,548
01/15/2029	4.250%		245,000	194,091
03/15/2030	4.625%		347,000	272,966
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Playtika Holding Corp.(a)
03/15/2029	4.250%	415,000	347,461
Roblox Corp.(a)
05/01/2030	3.875%	1,546,000	1,241,678
Univision Communications, Inc.(a)
08/15/2028	8.000%	121,000	116,628
05/01/2029	4.500%	252,000	205,082
06/30/2030	7.375%	345,000	315,471
Warnermedia Holdings, Inc.
03/15/2062	5.391%	24,260,000	17,886,621
Total			36,773,843
Metals and Mining 0.2%
Allegheny Technologies, Inc.
10/01/2029	4.875%	129,000	113,707
10/01/2031	5.125%	625,000	538,752
Constellium SE(a)
06/15/2028	5.625%	1,310,000	1,233,002
04/15/2029	3.750%	1,110,000	929,708
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	1,108,000	1,033,305
04/01/2029	6.125%	776,000	716,748
Kaiser Aluminum Corp.(a)
03/01/2028	4.625%	74,000	64,690
06/01/2031	4.500%	351,000	276,570
Novelis Corp.(a)
11/15/2026	3.250%	321,000	286,440
01/30/2030	4.750%	713,000	617,703
08/15/2031	3.875%	387,000	308,712
Total			6,119,337
Midstream 1.4%
CNX Midstream Partners LP(a)
04/15/2030	4.750%	602,000	503,801
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	164,000	160,702
DT Midstream, Inc.(a)
06/15/2029	4.125%	741,000	640,854
06/15/2031	4.375%	377,000	317,038
EQM Midstream Partners LP(a)
07/01/2025	6.000%	195,000	191,934
07/01/2027	6.500%	492,000	480,649
01/15/2029	4.500%	679,000	604,523
01/15/2031	4.750%	1,950,000	1,678,479
EQM Midstream Partners LP
07/15/2048	6.500%	192,000	168,036
Galaxy Pipeline Assets Bidco Ltd.(a)
09/30/2040	3.250%	2,775,000	2,026,217

Columbia Variable Portfolio – Intermediate Bond Fund | Third Quarter Report 2023	11

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Holly Energy Partners LP/Finance Corp.(a)
04/15/2027	6.375%		225,000	220,931
02/01/2028	5.000%		695,000	640,150
Kinder Morgan, Inc.
02/15/2046	5.050%		2,594,000	2,075,055
08/01/2052	5.450%		7,718,000	6,542,412
MPLX LP
03/14/2052	4.950%		2,674,000	2,081,313
NuStar Logistics LP
10/01/2025	5.750%		462,000	449,242
06/01/2026	6.000%		627,000	609,182
04/28/2027	5.625%		940,000	895,268
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%		18,015,000	13,303,399
Sunoco LP/Finance Corp.
04/15/2027	6.000%		649,000	628,521
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%		707,000	604,381
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%		908,000	763,837
08/15/2031	4.125%		990,000	812,550
11/01/2033	3.875%		3,874,000	3,007,685
Western Midstream Operating LP(e)
02/01/2050	5.250%		6,800,000	5,261,173
Total				44,667,332
Oil Field Services 0.1%
Nabors Industries Ltd.(a)
01/15/2026	7.250%		541,000	521,068
Nabors Industries, Inc.(a)
05/15/2027	7.375%		186,000	180,419
Transocean Aquila Ltd.(a),(g)
09/30/2028	8.000%		293,000	293,001
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%		510,000	518,675
Venture Global LNG, Inc.(a)
06/01/2028	8.125%		225,000	222,811
06/01/2031	8.375%		599,000	590,522
Total				2,326,496
Other REIT 0.2%
Digital Dutch Finco BV(a)
03/15/2030	1.500%	EUR	2,161,000	1,841,433
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%		1,295,000	1,245,914
02/01/2027	4.250%		742,000	648,817
06/15/2029	4.750%		1,420,000	1,148,888
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
05/15/2029	4.875%		1,047,000	890,263
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RHP Hotel Properties LP/Finance Corp.(a)
07/15/2028	7.250%	106,000	104,443
02/15/2029	4.500%	269,000	230,661
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	354,000	320,109
Service Properties Trust
03/15/2024	4.650%	262,000	257,883
Total			6,688,411
Packaging 0.1%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
06/15/2027	6.000%	991,000	951,745
09/01/2029	4.000%	1,197,000	936,453
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%	364,000	332,579
Ball Corp.
06/15/2029	6.000%	376,000	365,660
Canpack SA/Eastern PA Land Investment Holding LLC(a)
11/01/2025	3.125%	261,000	241,223
Canpack SA/US LLC(a)
11/15/2029	3.875%	837,000	683,930
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	830,000	775,193
08/15/2027	8.500%	373,000	341,592
Total			4,628,375
Pharmaceuticals 1.9%
1375209 BC Ltd.(a)
01/30/2028	9.000%	207,000	204,969
AbbVie, Inc.
06/15/2044	4.850%	7,435,000	6,444,865
Amgen, Inc.
03/02/2063	5.750%	26,198,000	24,192,671
Bausch Health Companies, Inc.(a)
10/15/2030	14.000%	72,000	42,706
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	394,000	336,809
Organon Finance 1 LLC(a)
04/30/2028	4.125%	687,000	597,722
04/30/2031	5.125%	796,000	638,335
Pfizer Investment Enterprises Pte., Ltd.
05/19/2033	4.750%	23,722,000	22,479,058
05/19/2063	5.340%	7,834,000	7,157,307
Total			62,094,442

12	Columbia Variable Portfolio – Intermediate Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 0.4%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	346,000	309,874
10/15/2027	6.750%	983,000	916,151
04/15/2028	6.750%	772,000	744,646
11/01/2029	5.875%	1,496,000	1,298,937
AssuredPartners, Inc.(a)
08/15/2025	7.000%	893,000	881,905
01/15/2029	5.625%	575,000	496,624
Berkshire Hathaway Finance Corp.
03/15/2052	3.850%	5,781,000	4,326,971
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	994,000	876,734
GTCR AP Finance, Inc.(a)
05/15/2027	8.000%	167,000	164,142
HUB International Ltd.(a)
05/01/2026	7.000%	430,000	429,043
12/01/2029	5.625%	1,363,000	1,186,173
HUB International, Ltd.(a)
06/15/2030	7.250%	941,000	936,506
USI, Inc.(a)
05/01/2025	6.875%	1,087,000	1,078,615
Total			13,646,321
Restaurants 0.2%
1011778 BC ULC/New Red Finance, Inc.(a)
10/15/2030	4.000%	456,000	378,972
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%	566,000	461,166
IRB Holding Corp.(a)
06/15/2025	7.000%	1,972,000	1,971,785
McDonald’s Corp.
08/14/2053	5.450%	4,013,000	3,758,311
Yum! Brands, Inc.
04/01/2032	5.375%	457,000	414,893
Total			6,985,127
Retailers 0.6%
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	151,000	129,610
02/15/2032	5.000%	754,000	625,016
Hanesbrands, Inc.(a)
05/15/2026	4.875%	180,000	165,345
02/15/2031	9.000%	183,000	174,091
L Brands, Inc.(a)
10/01/2030	6.625%	920,000	861,616
L Brands, Inc.
11/01/2035	6.875%	237,000	211,412
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LCM Investments Holdings II LLC(a)
08/01/2031	8.250%	235,000	228,687
Lithia Motors, Inc.(a)
01/15/2031	4.375%	205,000	169,417
Lowe’s Companies, Inc.
04/01/2062	4.450%	2,908,000	2,117,575
09/15/2062	5.800%	14,403,000	13,069,042
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	659,000	577,548
02/15/2029	7.750%	902,000	840,878
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	537,000	397,983
Total			19,568,220
Supermarkets 0.0%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	702,000	649,211
Technology 1.1%
Block, Inc.
06/01/2026	2.750%	2,207,000	1,982,582
Broadcom, Inc.(a)
11/15/2036	3.187%	12,977,000	9,306,617
Camelot Finance SA(a)
11/01/2026	4.500%	547,000	506,191
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	72,000	71,951
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	193,000	187,064
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	364,000	315,623
07/01/2029	4.875%	1,041,000	887,213
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	583,000	508,067
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	1,071,000	897,089
Entegris Escrow Corp.(a)
04/15/2029	4.750%	2,820,000	2,533,058
06/15/2030	5.950%	948,000	876,681
Gartner, Inc.(a)
07/01/2028	4.500%	252,000	229,921
GTCR W-2 Merger Sub LLC(a),(g)
01/15/2031	7.500%	788,000	788,997
HealthEquity, Inc.(a)
10/01/2029	4.500%	774,000	666,844
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	754,000	652,110

Columbia Variable Portfolio – Intermediate Bond Fund | Third Quarter Report 2023	13

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	608,000	529,058
Iron Mountain, Inc.(a)
09/15/2027	4.875%	2,080,000	1,918,482
07/15/2030	5.250%	435,000	379,046
Logan Merger Sub, Inc.(a)
09/01/2027	5.500%	894,000	489,871
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	889,000	742,395
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	621,000	600,661
NCR Corp.(a)
10/01/2028	5.000%	726,000	649,988
04/15/2029	5.125%	783,000	690,508
10/01/2030	5.250%	22,000	18,948
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	797,000	722,328
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	2,090,000	1,786,187
01/15/2033	5.000%	4,258,000	3,908,346
Picard Midco, Inc.(a)
03/31/2029	6.500%	1,198,000	1,053,254
Sabre GLBL, Inc.(a)
06/01/2027	8.625%	17,000	14,413
Seagate HDD Cayman(a)
12/15/2029	8.250%	198,000	203,068
07/15/2031	8.500%	220,000	225,462
Sensata Technologies BV(a)
09/01/2030	5.875%	314,000	292,643
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	454,000	428,027
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	344,000	336,522
Verscend Escrow Corp.(a)
08/15/2026	9.750%	874,000	874,073
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	1,064,000	886,597
Total			37,159,885
Transportation Services 0.4%
ERAC USA Finance LLC(a)
05/01/2028	4.600%	13,609,000	13,042,263
Wireless 0.8%
Altice France Holding SA(a)
02/15/2028	6.000%	715,000	352,879
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Altice France SA(a)
02/01/2027	8.125%	160,000	141,100
01/15/2028	5.500%	771,000	589,437
07/15/2029	5.125%	484,000	344,092
10/15/2029	5.500%	812,000	584,463
American Tower Corp.
08/15/2029	3.800%	5,353,000	4,761,523
SBA Communications Corp.
02/15/2027	3.875%	2,121,000	1,943,850
T-Mobile US, Inc.
02/15/2031	2.875%	15,454,000	12,537,701
04/15/2031	3.500%	4,721,000	3,987,447
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	866,000	689,556
07/15/2031	4.750%	1,539,000	1,245,628
Total			27,177,676
Wirelines 0.1%
AT&T, Inc.
03/01/2029	4.350%	1,818,000	1,690,192
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	499,000	473,661
03/15/2031	8.625%	389,000	365,103
Iliad Holding SAS(a)
10/15/2026	6.500%	1,029,000	965,573
10/15/2028	7.000%	1,377,000	1,252,241
Total			4,746,770
Total Corporate Bonds & Notes (Cost $922,315,411)			815,799,549

Foreign Government Obligations(h) 2.4%

Canada 0.0%
NOVA Chemicals Corp.(a)
05/01/2025	5.000%	276,000	260,813
06/01/2027	5.250%	346,000	300,160
05/15/2029	4.250%	647,000	504,139
Total			1,065,112
Colombia 0.3%
Colombia Government International Bond
04/22/2032	3.250%	4,160,000	2,986,228
05/15/2049	5.200%	9,733,000	6,383,165
Total			9,369,393
Dominican Republic 0.0%
Dominican Republic International Bond(a)
01/25/2027	5.950%	1,630,000	1,580,549

14	Columbia Variable Portfolio – Intermediate Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2023 (Unaudited)
Foreign Government Obligations(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Egypt 0.0%
Egypt Government International Bond(a)
02/16/2031	5.875%	909,000	499,788
01/31/2047	8.500%	2,105,000	1,116,624
Total			1,616,412
Hungary 0.3%
Hungary Government International Bond(a)
09/22/2031	2.125%	11,145,000	8,204,153
India 0.1%
Export-Import Bank of India(a)
01/15/2030	3.250%	4,650,000	3,957,699
Indonesia 0.1%
PT Indonesia Asahan Aluminium Persero(a)
11/15/2048	6.757%	4,120,000	3,756,363
Ivory Coast 0.0%
Ivory Coast Government International Bond(a)
06/15/2033	6.125%	782,000	648,956
Mexico 0.7%
Petroleos Mexicanos
03/13/2027	6.500%	3,821,000	3,364,679
09/21/2047	6.750%	15,022,000	8,858,458
01/23/2050	7.690%	4,950,000	3,176,383
01/28/2060	6.950%	13,220,000	7,807,952
Total			23,207,472
Paraguay 0.1%
Paraguay Government International Bond(a)
08/11/2044	6.100%	2,060,000	1,806,379
Qatar 0.3%
Qatar Government International Bond(a)
03/14/2049	4.817%	5,000,000	4,341,591
Qatar Petroleum(a)
07/12/2031	2.250%	5,445,000	4,358,514
Total			8,700,105
Russian Federation 0.1%
Gazprom OAO Via Gaz Capital SA(a),(i)
02/06/2028	4.950%	2,740,000	2,052,252
Saudi Arabia 0.1%
Saudi Government International Bond(a)
04/17/2049	5.000%	5,250,000	4,384,674
South Africa 0.1%
Republic of South Africa Government International Bond
09/30/2049	5.750%	4,495,000	2,974,538
Foreign Government Obligations(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Arab Emirates 0.2%
DP World Ltd.(a)
09/25/2048	5.625%	2,982,000	2,649,319
DP World PLC(a)
07/02/2037	6.850%	3,290,000	3,396,223
Total			6,045,542
Total Foreign Government Obligations (Cost $106,480,496)			79,369,599

Residential Mortgage-Backed Securities - Agency 38.1%

Federal Home Loan Mortgage Corp.(j)
08/01/2045	3.500%	12,527,499	11,073,358
10/01/2045	4.000%	2,800,180	2,534,308
Federal Home Loan Mortgage Corp.
10/01/2045- 07/01/2052	4.000%	29,478,293	26,472,975
12/01/2051- 03/01/2052	2.500%	41,315,397	33,019,364
02/01/2052- 05/01/2052	3.000%	49,386,772	41,071,797
02/01/2053	4.500%	24,267,234	22,372,186
Federal Home Loan Mortgage Corp.(b),(k)
CMO Series 3922 Class SH
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 09/15/2041	0.472%	283,244	17,972
CMO Series 4097 Class ST
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/15/2042	0.622%	923,229	73,522
CMO Series 4620 Class AS
-1.0 x 30-day Average SOFR + 0.554% 11/15/2042	0.000%	938,384	48,777
CMO Series 4831 Class SD
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 10/15/2048	0.772%	7,484,744	773,165
CMO Series 4903 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/25/2049	0.621%	22,423,865	1,924,598
CMO Series 4979 Class KS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2048	0.621%	10,261,993	971,277

Columbia Variable Portfolio – Intermediate Bond Fund | Third Quarter Report 2023	15

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO STRIPS Series 2012-278 Class S1
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 09/15/2042	0.622%	1,774,138	139,415
CMO STRIPS Series 309 Class S4
-1.0 x 30-day Average SOFR + 5.856% Cap 5.970% 08/15/2043	0.542%	934,781	69,403
Federal Home Loan Mortgage Corp.(k)
CMO Series 4176 Class BI
03/15/2043	3.500%	884,514	118,509
Federal National Mortgage Association
02/01/2027- 05/01/2052	3.000%	139,858,682	117,281,738
08/01/2040	4.500%	1,258,982	1,174,929
08/01/2043- 05/01/2052	3.500%	139,042,194	120,688,382
05/01/2048- 08/01/2052	4.000%	117,893,915	106,127,634
CMO Series 2017-72 Class B
09/25/2047	3.000%	10,996,627	9,688,450
Federal National Mortgage Association(j)
05/01/2044- 02/01/2048	4.000%	12,800,090	11,657,395
06/01/2044	4.500%	4,173,522	3,942,710
10/01/2051	2.500%	38,468,133	30,638,085
Federal National Mortgage Association(k)
CMO Series 2012-131 Class MI
01/25/2040	3.500%	590,047	20,982
CMO Series 2021-3 Class TI
02/25/2051	2.500%	55,419,762	8,540,086
CMO Series 429 Class C3
09/25/2052	2.500%	43,624,891	6,832,661
Federal National Mortgage Association(b),(k)
CMO Series 2013-101 Class CS
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 10/25/2043	0.471%	1,705,926	130,302
CMO Series 2014-93 Class ES
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2045	0.721%	2,252,345	213,461
CMO Series 2016-31 Class VS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2046	0.571%	1,279,672	99,698
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-53 Class KS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 08/25/2046	0.571%	8,103,068	703,812
CMO Series 2016-57 Class SA
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 08/25/2046	0.571%	19,451,766	1,713,590
CMO Series 2017-109 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2048	0.721%	9,216,879	952,265
CMO Series 2017-20 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 04/25/2047	0.671%	8,368,923	780,907
CMO Series 2017-54 Class NS
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	0.721%	7,331,077	764,169
CMO Series 2017-54 Class SN
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	0.721%	14,967,790	1,613,049
CMO Series 2018-66 Class SM
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 09/25/2048	0.771%	9,773,981	887,648
CMO Series 2018-67 MS Class MS
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 09/25/2048	0.771%	7,557,481	750,886
CMO Series 2018-74 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 10/25/2048	0.721%	13,738,616	1,225,266
CMO Series 2019-33 Class SB
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2049	0.621%	29,947,813	2,547,439

16	Columbia Variable Portfolio – Intermediate Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-60 Class SH
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 10/25/2049	0.621%	22,314,204	2,038,041
CMO Series 2019-67 Class SE
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 11/25/2049	0.621%	17,033,418	1,903,222
Federal National Mortgage Association REMICS(b),(k)
CMO Series 2023-11 Class SB
-1.0 x 30-day Average SOFR + 5.550% Cap 5.550% 04/25/2053	0.235%	28,896,765	859,101
Freddie Mac REMICS(k)
CMO Series 5152 Class XI
11/25/2050	2.500%	58,192,464	7,343,400
CMO Series 5287 Class NI
05/25/2051	3.500%	27,697,065	5,359,628
Freddie Mac REMICS(b),(k)
CMO Series 5326 Class SE
-1.0 x 30-day Average SOFR + 5.950% Cap 5.950% 08/25/2053	0.635%	24,254,246	1,770,764
Government National Mortgage Association(j)
04/20/2048	4.500%	7,648,792	7,172,515
Government National Mortgage Association(k)
CMO Series 2014-184 Class CI
11/16/2041	3.500%	3,020,042	358,859
CMO Series 2020-175 Class KI
11/20/2050	2.500%	54,918,478	7,474,235
CMO Series 2020-191 Class UG
12/20/2050	3.500%	32,134,163	5,199,018
CMO Series 2021-119 Class QI
07/20/2051	3.000%	31,366,137	4,519,823
CMO Series 2021-140 Class IJ
08/20/2051	3.000%	41,055,828	6,118,628
CMO Series 2021-16 Class KI
01/20/2051	2.500%	38,248,160	5,199,642
CMO Series 2021-179 Class IB
09/20/2051	3.000%	38,559,206	5,504,893
Government National Mortgage Association(b),(k)
CMO Series 2017-130 Class HS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2047	0.761%	10,079,531	725,358
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-149 Class BS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 10/20/2047	0.761%	12,483,879	1,102,876
CMO Series 2017-163 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 11/20/2047	0.761%	5,107,884	408,955
CMO Series 2017-37 Class SB
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 03/20/2047	0.711%	7,463,494	618,768
CMO Series 2018-103 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2048	0.761%	7,136,504	607,385
CMO Series 2018-112 Class LS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2048	0.761%	8,923,631	745,561
CMO Series 2018-125 Class SK
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 09/20/2048	0.811%	11,789,630	747,190
CMO Series 2018-134 Class KS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 10/20/2048	0.761%	9,248,759	766,902
CMO Series 2018-139 Class SC
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 10/20/2048	0.711%	6,344,689	503,292
CMO Series 2018-148 Class SB
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 01/20/2048	0.761%	17,911,373	1,612,799
CMO Series 2018-151 Class SA
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 11/20/2048	0.711%	15,178,257	1,233,614

Columbia Variable Portfolio – Intermediate Bond Fund | Third Quarter Report 2023	17

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-89 Class MS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 06/20/2048	0.761%	9,289,612	692,303
CMO Series 2018-91 Class DS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2048	0.761%	9,327,932	747,181
CMO Series 2018-97 Class SM
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2048	0.761%	9,352,193	579,261
CMO Series 2019-20 Class JS
-1.0 x 1-month Term SOFR + 5.886% Cap 6.000% 02/20/2049	0.561%	14,765,829	1,166,641
CMO Series 2019-5 Class SH
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 01/20/2049	0.711%	10,670,932	874,308
CMO Series 2019-56 Class SG
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2049	0.711%	11,288,157	922,078
CMO Series 2019-59 Class KS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2049	0.611%	11,047,605	905,927
CMO Series 2019-85 Class SC
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2049	0.711%	10,226,777	805,207
CMO Series 2019-90 Class SD
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2049	0.711%	14,663,138	1,326,134
CMO Series 2020-188 Class SA
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 12/20/2050	0.861%	17,984,217	1,900,317
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-21 Class VS
-1.0 x 1-month Term SOFR + 6.164% Cap 6.050% 02/20/2050	0.611%	7,721,188	709,058
CMO Series 2020-62 Class SG
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2050	0.711%	10,985,558	887,927
CMO Series 2022-18 Class SL
-1.0 x 30-day Average SOFR + 6.300% Cap 6.300% 01/20/2052	0.986%	30,203,563	3,409,789
CMO Series 2022-63 Class GS
-1.0 x 30-day Average SOFR + 5.500% Cap 5.500% 04/20/2052	0.186%	27,178,151	2,090,307
CMO Series 2022-81 Class SK
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2047	0.761%	25,351,738	2,373,181
CMO Series 2023-101 Class SE
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 07/20/2053	0.686%	39,795,066	1,703,217
CMO Series 2023-66 Class AS
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 09/20/2049	0.661%	39,577,728	3,271,701
Government National Mortgage Association TBA(g)
10/23/2053	4.000%	57,000,000	51,351,210
10/23/2053	4.500%	24,000,000	22,170,937
10/23/2053	5.000%	102,000,000	96,652,969
Uniform Mortgage-Backed Security TBA(g)
10/18/2038- 10/12/2053	3.000%	219,500,000	186,601,230
10/18/2038- 10/12/2053	3.500%	37,000,000	32,334,111
10/12/2053	4.500%	63,000,000	57,841,875
10/12/2053	5.000%	142,500,000	134,439,844
Total Residential Mortgage-Backed Securities - Agency (Cost $1,377,707,137)			1,245,307,352

18	Columbia Variable Portfolio – Intermediate Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency 20.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
510 Asset Backed Trust(a),(c)
CMO Series 2021-NPL2 Class A1
06/25/2061	2.116%	9,463,390	9,036,188
AlphaFlow Transitional Mortgage Trust(a)
CMO Series 2021-WL1 Class A1
01/25/2026	3.280%	2,993,410	2,775,840
Angel Oak Mortgage Trust(a),(c)
CMO Series 2020-R1 Class M1
04/25/2053	2.621%	3,918,000	3,407,554
Angel Oak Mortgage Trust I LLC(a),(c)
CMO Series 2018-3 Class M1
09/25/2048	4.421%	5,694,611	5,590,132
Arroyo Mortgage Trust(a),(c)
CMO Series 2019-2 Class A3
04/25/2049	3.800%	1,932,984	1,757,200
Bellemeade Re Ltd.(a),(b)
CMO Series 2019-2A Class M1C
1-month Term SOFR + 2.114% Floor 2.000% 04/25/2029	7.434%	5,019,904	5,026,192
CMO Series 2020-3A Class M1C
30-day Average SOFR + 3.814% Floor 3.700% 10/25/2030	9.129%	6,712,540	6,812,952
CMO Series 2021-1A Class M1B
30-day Average SOFR + 2.200% Floor 2.200% 03/25/2031	7.515%	15,350,000	15,427,267
CMO Series 2021-2A Class M1B
30-day Average SOFR + 1.500% Floor 1.500% 06/25/2031	6.788%	7,000,000	6,990,557
BRAVO Residential Funding Trust(a),(c)
CMO Series 2021-A Class A1
10/25/2059	1.991%	10,292,747	9,830,943
Bunker Hill Loan Depositary Trust(a),(c)
CMO Series 2019-3 Class A3
11/25/2059	3.135%	2,218,937	2,097,535
BVRT Financing Trust(a),(b),(l)
CMO Series 2021-3F Class M1
30-day Average SOFR + 1.750% Floor 1.750% 07/12/2033	3.608%	84,765	84,765
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	4.187%	23,700,000	23,700,000
CAFL Issuer LLC(a),(c)
CMO Series 2021-RTL1 Class A1
03/28/2029	2.239%	6,340,000	5,859,679
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CHNGE Mortgage Trust(a),(c)
CMO Series 2022-2 Class A1
03/25/2067	3.757%	13,647,556	12,186,841
CMO Series 2022-5 Class A1
01/25/2058	6.000%	10,554,693	10,251,757
CMO Series 2023-3 Class A1
07/25/2058	7.100%	18,070,225	17,940,262
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2015-RP2 Class B3
01/25/2053	4.250%	2,057,258	1,902,447
Subordinated CMO Series 2014-C Class B1
02/25/2054	4.250%	2,193,484	2,110,968
COLT Mortgage Loan Trust(a),(c)
CMO Series 2020-2 Class A2
03/25/2065	3.094%	3,906,000	3,694,063
CMO Series 2021-3 Class A1
09/27/2066	0.956%	10,578,551	8,003,857
CMO Series 2021-3 Class A2
09/27/2066	1.162%	4,377,332	3,302,245
CMO Series 2021-5 Class A3
11/26/2066	2.807%	8,381,000	5,305,350
CSMC Trust(a),(c)
CMO Series 2020-RPL2 Class A12
02/25/2060	7.000%	6,527,385	6,542,361
Deephaven Residential Mortgage Trust(a),(c)
CMO Series 2021-4 Class A3
11/25/2066	2.239%	6,176,330	5,148,951
Ellington Financial Mortgage Trust(a),(c)
CMO Series 2019-2 Class M1
11/25/2059	3.469%	5,761,000	4,993,785
Figure Line of Credit Trust(a),(c)
CMO Series 2020-1 Class A
09/25/2049	4.040%	1,866,176	1,758,296
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	6.965%	4,828,928	4,824,298
CMO Series 2022-DNA1 Class M1B
30-day Average SOFR + 1.850% 01/25/2042	7.165%	8,250,000	8,153,460
CMO Series 2023-HQA1 Class M1A
30-day Average SOFR + 2.000% 05/25/2043	7.315%	9,573,766	9,633,344
CMO Series 2023-HQA1 Class M1B
30-day Average SOFR + 3.500% 05/25/2043	8.815%	13,700,000	14,087,655
Subordinated CMO Series 2020-HQA3 Class B1
30-day Average SOFR + 5.864% 07/25/2050	11.179%	3,154,898	3,436,492

Columbia Variable Portfolio – Intermediate Bond Fund | Third Quarter Report 2023	19

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2021-DNA1 Class B2
30-day Average SOFR + 4.750% 01/25/2051	10.065%	10,256,000	10,056,702
Subordinated CMO Series 2022-DNA6 Class M1A
30-day Average SOFR + 2.150% 09/25/2042	7.465%	7,931,160	8,006,139
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2019-CS03 Class M2
30-day Average SOFR + 0.114% 10/25/2032	5.429%	8,482,372	8,396,492
GCAT LLC(a),(c)
CMO Series 2021-CM1 Class A1
04/25/2065	1.469%	8,229,853	7,424,084
GCAT Trust(a),(c)
CMO Series 2019-NQM3 Class A3
11/25/2059	3.043%	3,603,885	3,284,705
CMO Series 2021-CM2 Class A1
08/25/2066	2.352%	5,205,604	4,635,455
CMO Series 2021-NQM6 Class A2
08/25/2066	2.710%	5,000,000	3,503,408
CMO Series 2021-NQM6 Class A3
08/25/2066	2.810%	8,003,000	5,272,774
Home Re Ltd.(a),(b)
CMO Series 2021-2 Class M1B
30-day Average SOFR + 1.600% 01/25/2034	6.915%	8,716,615	8,717,946
Subordinated CMO Series 2022-1 Class M1A
30-day Average SOFR + 2.850% 10/25/2034	8.165%	8,613,397	8,681,302
Homeward Opportunities Fund Trust(a),(e)
CMO Series 2020-BPL1 Class A1
08/25/2025	3.228%	850,214	848,258
Imperial Fund Mortgage Trust(a),(c)
CMO Series 2021-NQM4 Class A2
01/25/2057	2.296%	4,279,137	3,456,128
Legacy Mortgage Asset Trust(a),(c)
CMO Series 2021-SL2 Class A
10/25/2068	1.875%	14,025,746	12,921,471
MFA Trust(a),(c)
CMO Series 2020-NQM2 Class M1
04/25/2065	3.034%	10,000,000	7,884,063
Mill City Mortgage Loan Trust(a),(c)
CMO Series 2023-NQM1 Class A1
10/25/2067	6.050%	10,641,553	10,507,762
NRZ Excess Spread-Collateralized Notes(a)
CMO Series 2021-GNT1 Class A
11/25/2026	3.474%	10,372,780	9,342,151
Series 2020-PLS1 Class A
12/25/2025	3.844%	4,646,787	4,334,538
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oaktown Re III Ltd.(a),(b)
CMO Series 2019-1A Class M1B
30-day Average SOFR + 2.064% Floor 1.950% 07/25/2029	7.379%	5,695,064	5,706,701
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1B
30-day Average SOFR + 2.050% Floor 2.050% 10/25/2033	7.365%	2,856,494	2,857,634
OBX Trust(a),(c)
CMO Series 2021-NQM3 Class A1
07/25/2061	1.054%	6,263,910	4,664,826
PMT Credit Risk Transfer Trust(a),(b)
Series 2019-2R Class A
1-month Term SOFR + 2.750% Floor 2.750% 05/25/2025	9.182%	4,924,922	4,913,491
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month Term SOFR + 2.964% Floor 2.850% 02/25/2025	9.394%	46,800,000	46,834,342
CMO Series 2018-GT2 Class A
1-month Term SOFR + 2.764% 08/25/2025	8.084%	48,000,000	47,990,400
Point Securitization Trust(a),(c)
CMO Series 2021-1 Class A1
02/25/2052	3.228%	13,354,954	11,868,761
Preston Ridge Partners Mortgage Trust(a),(c)
CMO Series 2021-1 Class A1
01/25/2026	2.115%	20,909,041	19,979,557
CMO Series 2021-2 Class A1
03/25/2026	2.115%	5,974,359	5,679,366
CMO Series 2021-3 Class A1
04/25/2026	1.867%	9,236,557	8,754,219
CMO Series 2021-7 Class A1
08/25/2026	1.867%	8,303,432	7,806,701
CMO Series 2021-8 Class A1
09/25/2026	1.743%	9,458,212	8,783,134
Pretium Mortgage Credit Partners(a),(c)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	6,604,974	6,138,424
Pretium Mortgage Credit Partners LLC(a),(c)
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%	6,151,566	5,735,327
PRKCM Trust(a),(c)
CMO Series 2021-AFC1 Class M1
08/25/2056	3.114%	6,966,000	3,923,101

20	Columbia Variable Portfolio – Intermediate Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PRPM LLC(a),(c)
CMO Series 2021-RPL1 Class A1
07/25/2051	1.319%	6,094,466	5,323,397
Residential Mortgage Loan Trust(a),(c)
CMO Series 2019-3 Class A3
09/25/2059	3.044%	289,259	277,654
Saluda Grade Alternative Mortgage Trust(a)
CMO Series 2020-FIG1 Class A1
09/25/2050	3.568%	700,985	671,630
SG Residential Mortgage Trust(a),(c)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	7,700,000	6,987,291
Stanwich Mortgage Loan Co. LLC(a),(c)
CMO Series 2021-NPB1 Class A1
10/16/2026	2.735%	8,527,411	7,797,189
Starwood Mortgage Residential Trust(a)
CMO Series 2020-INV1 Class M1
11/25/2055	2.501%	2,900,000	2,358,164
Starwood Mortgage Residential Trust(a),(c)
CMO Series 2021-3 Class A1
06/25/2056	1.127%	3,132,256	2,464,580
CMO Series 2022-2 Class A1
02/25/2067	3.135%	3,699,559	3,296,494
Stonnington Mortgage Trust(a),(c),(l),(m)
CMO Series 2020-1 Class A
07/28/2024	9.500%	1,825,358	1,797,977
Toorak Mortgage Corp., Ltd.(a),(c)
CMO Series 2021-1 Class A1
06/25/2024	2.240%	8,392,261	8,106,145
Towd Point Mortgage Trust(a),(c)
CMO Series 2019-4 Class M1B
10/25/2059	3.000%	24,114,000	18,370,882
Triangle Re Ltd.(a),(b)
CMO Series 2021-2 Class M1B
1-month Term SOFR + 2.714% Floor 2.600% 10/25/2033	8.034%	5,708,302	5,728,716
Unlock HEA Trust(a),(l),(n)
CMO Series 2023-1 Class A
10/25/2038	7.000%	8,900,000	8,398,881
VCAT Asset Securitization LLC(a),(c)
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	11,983,361	11,018,781
VCAT LLC(a),(c)
CMO Series 2021-NPL5 Class A1
08/25/2051	1.868%	15,424,568	14,531,121
Vericrest Opportunity Loan Transferee XCIX LLC(a),(c)
CMO Series 2021-NPL8 Class A1
04/25/2051	2.116%	8,600,510	8,142,146
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verus Securitization Trust(a),(c)
CMO Series 2019-4 Class A3
11/25/2059	3.000%	1,517,810	1,434,518
CMO Series 2019-INV3 Class A3
11/25/2059	3.100%	2,870,017	2,727,758
CMO Series 2020-1 Class A3
01/25/2060	2.724%	8,492,764	7,956,069
CMO Series 2021-5 Class A2
09/25/2066	1.218%	2,869,416	2,248,451
CMO Series 2021-5 Class A3
09/25/2066	1.373%	5,431,394	4,282,576
CMO Series 2021-5 Class M1
09/25/2066	2.331%	3,800,000	2,257,054
CMO Series 2021-7 Class A3
10/25/2066	2.240%	8,706,587	7,033,582
CMO Series 2023-1 Class M1
12/25/2067	6.988%	15,257,000	14,933,040
Visio Trust(a),(c)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	1,926,758	1,773,630
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $722,602,908)			680,500,324

Senior Loans 0.2%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.0%
WR Grace Holdings LLC(b),(o)
Term Loan
3-month Term SOFR + 3.750% Floor 0.500% 09/22/2028	9.402%	844,950	836,855
Consumer Cyclical Services 0.0%
8th Avenue Food & Provisions, Inc.(b),(o)
1st Lien Term Loan
1-month Term SOFR + 3.750% 10/01/2025	9.181%	463,806	445,157
Media and Entertainment 0.1%
Cengage Learning, Inc.(b),(o)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.750% Floor 1.000% 07/14/2026	10.323%	1,378,759	1,370,487

Columbia Variable Portfolio – Intermediate Bond Fund | Third Quarter Report 2023	21

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Technology 0.1%
Ascend Learning LLC(b),(o)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/11/2028	8.916%	784,035	746,425
2nd Lien Term Loan
1-month Term SOFR + 5.750% Floor 0.500% 12/10/2029	11.166%	475,000	403,551
DCert Buyer, Inc.(b),(o)
2nd Lien Term Loan
1-month Term SOFR + 7.000% 02/19/2029	12.316%	790,000	736,019
UKG, Inc.(b),(o)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 05/04/2026	8.618%	470,293	468,581
2nd Lien Term Loan
3-month Term SOFR + 5.250% Floor 0.500% 05/03/2027	10.618%	923,000	920,692
Total			3,275,268
Total Senior Loans (Cost $6,109,394)			5,927,767

U.S. Treasury Obligations 1.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
08/15/2025	2.000%	30,000,000	28,339,453
08/15/2045	2.875%	7,608,500	5,510,219
Total U.S. Treasury Obligations (Cost $35,975,695)			33,849,672

Call Option Contracts Purchased 0.0%
Value ($)
(Cost $12,242,170)	177,919

Put Option Contracts Purchased 0.2%

(Cost $4,125,268)	4,711,601

Money Market Funds 4.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.515%(p),(q)	140,071,381	140,029,360
Total Money Market Funds (Cost $140,028,314)		140,029,360
Total Investments in Securities (Cost: $4,206,965,684)		3,833,865,920
Other Assets & Liabilities, Net		(566,469,914)
Net Assets		3,267,396,006

At September 30, 2023, securities and/or cash totaling $57,657,136 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
4,493,000 EUR	4,809,981 USD	Citi	10/27/2023	54,904	—

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SOFR	2,125	03/2024	USD	502,296,875	—	(234,971)
U.S. Treasury 10-Year Note	1,469	12/2023	USD	158,743,813	262,517	—
U.S. Treasury 5-Year Note	8,578	12/2023	USD	903,772,719	—	(7,917,349)
U.S. Treasury Ultra 10-Year Note	137	12/2023	USD	15,284,063	—	(457,780)
U.S. Treasury Ultra Bond	913	12/2023	USD	108,361,688	—	(8,206,998)
Total					262,517	(16,817,098)

22	Columbia Variable Portfolio – Intermediate Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2023 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SOFR	(2,125)	03/2025	USD	(506,865,625)	1,685,435	—
U.S. Long Bond	(560)	12/2023	USD	(63,717,500)	3,096,548	—
U.S. Treasury 2-Year Note	(526)	12/2023	USD	(106,625,953)	383,195	—
Total					5,165,178	—

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	20,000,000	20,000,000	3.50	10/27/2023	760,000	3,408
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	154,560,000	154,560,000	3.30	11/14/2023	4,945,920	37,651
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	150,000,000	150,000,000	3.30	11/30/2023	3,975,000	85,095
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	75,000,000	75,000,000	3.00	01/10/2024	2,561,250	51,765
Total							12,242,170	177,919

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	113,640,000	113,640,000	4.75	12/27/2023	818,208	689,090
10-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	178,760,000	178,760,000	4.25	02/20/2024	3,307,060	4,022,511
Total							4,125,268	4,711,601

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	(113,640,000)	(113,640,000)	5.10	12/27/2023	(315,351)	(293,748)

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	9,000,000	1,786,328	(3,750)	2,252,455	—	—	(469,877)
Markit CMBX North America Index, Series 12 BBB-	Citi	08/17/2061	3.000	Monthly	USD	7,800,000	2,134,494	(3,250)	2,113,584	—	17,660	—
Markit CMBX North America Index, Series 11 BBB-	Goldman Sachs International	11/18/2054	3.000	Monthly	USD	3,700,000	734,379	(1,542)	555,369	—	177,468	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	USD	17,000,000	4,607,881	(7,084)	678,090	—	3,922,707	—
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	3,700,000	734,379	(1,542)	122,784	—	610,053	—
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	USD	4,000,000	1,084,207	(1,667)	228,235	—	854,305	—
Markit CMBX North America Index, Series 16 BBB-	Morgan Stanley	04/17/2065	3.000	Monthly	USD	7,750,000	1,821,029	(3,229)	1,795,928	—	21,872	—
Total							12,902,697	(22,064)	7,746,445	—	5,604,065	(469,877)

Columbia Variable Portfolio – Intermediate Bond Fund | Third Quarter Report 2023	23

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2023 (Unaudited)
Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 41	Morgan Stanley	12/20/2028	5.000	Quarterly	USD	91,659,000	(425,047)	—	—	—	(425,047)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	14.933	USD	9,000,000	(2,439,466)	3,750	—	(1,923,834)	—	(511,882)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	14.933	USD	10,000,000	(2,710,518)	4,167	—	(2,116,871)	—	(589,480)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	14.933	USD	10,000,000	(2,710,518)	4,167	—	(1,639,799)	—	(1,066,552)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	14.933	USD	9,500,000	(2,574,992)	3,958	—	(1,500,076)	—	(1,070,958)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	14.933	USD	7,000,000	(1,897,363)	2,917	—	(1,301,431)	—	(593,015)
Markit CMBX North America Index, Series 8 BBB-	Morgan Stanley	10/17/2057	3.000	Monthly	25.600	USD	10,000,000	(1,901,873)	4,167	—	(2,013,080)	115,374	—
Total								(14,234,730)	23,126	—	(10,495,091)	115,374	(3,831,887)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2023, the total value of these securities amounted to $1,754,666,150, which represents 53.70% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of September 30, 2023.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2023.
(d)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(e)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2023.
(f)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(g)	Represents a security purchased on a when-issued basis.
(h)	Principal and interest may not be guaranteed by a governmental entity.
(i)	As a result of sanctions and restricted cross-border payments, certain income and/or principal has not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record the income when it is considered collectible.
(j)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(k)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
24	Columbia Variable Portfolio – Intermediate Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
(l)	Valuation based on significant unobservable inputs.
(m)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2023, the total value of these securities amounted to $1,797,977, which represents 0.06% of total net assets.
(n)	Represents a security purchased on a forward commitment basis.
(o)	The stated interest rate represents the weighted average interest rate at September 30, 2023 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(p)	The rate shown is the seven-day current annualized yield at September 30, 2023.
(q)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.515%
	284,956,198	790,907,855	(935,808,570)	(26,123)	140,029,360	(8,937)	6,776,723	140,071,381
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
FHLMC	Federal Home Loan Mortgage Corporation
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
EUR	Euro
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Intermediate Bond Fund | Third Quarter Report 2023	25

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7012_12_B01_(11/23)